Inventory (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 121,631	$ 125,583
Finished goods	524,989	985,924
Inventory, Gross	646,620	1,111,507
Less provision for inventory obsolescence	(90,000)	0
Inventory, Net	$ 556,620	$ 1,111,507